Shareholder Fees {- Fidelity Real Estate Income Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Real Estate Income Fund Retail PRO-10 | Fidelity Real Estate Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none